Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statements
Sales of products	$ 28,133	$ 27,816	$ 29,477
Sales of services and other	6,179	6,012	6,004
Total revenues	34,312	33,828	35,481
Cost of sales of products	(20,313)	(20,431)	(21,694)
Cost of services and other	(3,733)	(3,650)	(3,653)
Total cost of sales	(24,046)	(24,081)	(25,347)
Gross profit	10,266	9,747	10,134
Selling, general and administrative expenses	(5,607)	(5,349)	(5,574)
Non-order related research and development expenses	(1,365)	(1,300)	(1,406)
Other income (expense), net	140	(111)	(105)
Income from operations	3,434	2,987	3,049
Interest and dividend income	74	73	77
Interest and other finance expense	(277)	(261)	(286)
Income from continuing operations before taxes	3,231	2,799	2,840
Provision for taxes	(860)	(781)	(788)
Income from continuing operations, net of tax	2,371	2,018	2,052
Income (loss) from discontinued operations, net of tax	(6)	16	3
Net income	2,365	2,034	2,055
Net income attributable to noncontrolling interests	(152)	(135)	(122)
Net income attributable to ABB	2,213	1,899	1,933
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,219	1,883	1,930
Net income	$ 2,213	$ 1,899	$ 1,933
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.04	$ 0.88	$ 0.87
Net income (in dollars per share)	1.04	0.88	0.87
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	1.03	0.87	0.87
Net income (in dollars per share)	$ 1.03	$ 0.88	$ 0.87
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,138	2,151	2,226
Diluted earnings per share attributable to ABB shareholders (in shares)	2,148	2,154	2,230